BLACKROCK GLOBAL GROWTH V.I. FUND
OF BLACKROCK VARIABLE SERIES FUND, INC.
(the “Fund”)

SUPPLEMENT DATED DECEMBER 16, 2008
TO THE STATEMENT OF ADDITIONAL INFORMATION

Effective December 16, 2008, the following changes are made to the Fund’s Statement of Additional Information.

All references to Thomas Burke as a portfolio manager of the Fund are deleted.

The section entitled “Investment Advisory and Other Service Arrangements” beginning on page 44 is revised as set forth below.

The subsection entitled “Portfolio Manager Information — Other Funds and Accounts Managed” beginning on page 49 is revised to add the following information with respect to the Fund as of November 18, 2008:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based

	Registered	Other Pooled		Registered	Other Pooled
	Investment	Investment	Other	Investment	Investment	Other
Name of Portfolio Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

Global Growth V.I. Fund
Thomas P. Callan	11	16	4	0	1	1
	$4.7 Billion	$1.47 Billion	$233 Million	$0	$281.8 Million	$114 Million

Michael D. Carey	6	1	1	0	0	0
	$3.04 Billion	$37.8 Million	$39.8 Million	$0	$0	$0

The subsection entitled “Portfolio Manager Information — Fund Ownership” on page 51 is revised to add the following information with respect to the Fund as of November 18, 2008:

Name of Portfolio Manager	Funds Managed	Dollar Range of Securities Owned

Thomas P. Callan	Global Growth V.I. Fund	None

Michael D. Carey	Global Growth V.I. Fund	None

The subsection entitled “Portfolio Manager Information — Discretionary Incentive Compensation — 1. Balanced Capital V.I. Fund (equity portfolio), Basic Value V.I. Fund, Fundamental Growth V.I. Fund, Global Allocation V.I. Fund, Global Growth V.I. Fund, International Value V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund, Large Cap Value V.I. Fund, Utilities and Telecommunications V.I. Fund and Value Opportunities V.I. Fund” beginning on page 52 is revised to add the following information with respect to the Fund:

Portfolio Manager	Funds Managed	Applicable Benchmarks

Thomas P. Callan	BlackRock Global Growth V.I. Fund	Lipper Variable Insurance Global
Growth Funds classification

Michael D. Carey	BlackRock Global Growth V.I. Fund	Lipper Variable Insurance Global
Growth Funds classification

VAR-GGVI-SAI-0508SUP